September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Health Sciences Trust (BME)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 25.8%
4D Molecular Therapeutics, Inc.(a)	11,778	$ 102,351
AbbVie, Inc.(b)	106,461	24,649,980
Alkermes PLC(a)	12,700	381,000
Allogene Therapeutics, Inc.(a)(c)	108,101	134,045
Alnylam Pharmaceuticals, Inc.(a)	31,166	14,211,695
Amgen, Inc.(b)	59,717	16,852,137
Arcellx, Inc.(a)	16,531	1,357,195
Arcus Biosciences, Inc.(a)	26,855	365,228
Argenx SE, ADR(a)	5,763	4,250,558
Ascendis Pharma A/S, ADR(a)	7,949	1,580,341
Autolus Therapeutics PLC, ADR(a)	64,258	104,741
Avidity Biosciences, Inc.(a)	8,950	389,952
Beam Therapeutics, Inc.(a)	14,977	363,492
Biogen, Inc.(a)	29,185	4,088,235
Biohaven Ltd.(a)	18,429	276,619
BioMarin Pharmaceutical, Inc.(a)	30,316	1,641,915
BioNTech SE, ADR(a)	3,788	373,573
Bridgebio Oncology Therapeutics, Inc., (Acquired 08/08/25, Cost: $167,000)(a)(d)	15,582	180,440
BridgeBio Oncology Therapeutics, Inc.(a)(c)	61,530	712,517
Bridgebio Pharma, Inc.(a)	18,507	961,254
CG oncology, Inc.(a)	5,223	210,382
Denali Therapeutics, Inc.(a)	20,283	294,509
Disc Medicine, Inc.(a)	7,717	509,939
Dyne Therapeutics, Inc.(a)	24,506	310,001
Exact Sciences Corp.(a)	49,509	2,708,637
Exelixis, Inc.(a)	27,330	1,128,729
Gilead Sciences, Inc.	89,782	9,965,802
Incyte Corp.(a)	33,103	2,807,465
Insmed, Inc.(a)	52,511	7,562,109
Ionis Pharmaceuticals, Inc.(a)	15,357	1,004,655
Kymera Therapeutics, Inc.(a)	4,830	273,378
Legend Biotech Corp., ADR(a)	11,174	364,384
Merus NV(a)	18,404	1,732,737
Moderna, Inc.(a)	32,542	840,560
Natera, Inc.(a)	12,117	1,950,473
Neurocrine Biosciences, Inc.(a)	11,545	1,620,687
Nuvalent, Inc., Class A(a)	29,333	2,536,718
Protagonist Therapeutics, Inc.(a)	32,859	2,182,823
PTC Therapeutics, Inc.(a)	12,726	780,995
Regeneron Pharmaceuticals, Inc.	8,927	5,019,384
REGENXBIO, Inc.(a)	18,875	182,144
Rhythm Pharmaceuticals, Inc.(a)	55,078	5,562,327
Roivant Sciences Ltd.(a)	42,251	639,258
Scholar Rock Holding Corp.(a)	14,670	546,311
Stoke Therapeutics, Inc.(a)	69,330	1,629,255
Summit Therapeutics, Inc.(a)(c)	24,508	506,335
TScan Therapeutics, Inc.(a)	49,480	90,054
United Therapeutics Corp.(a)	4,080	1,710,377
Upstream Bio, Inc.(a)(c)	17,345	326,259
Vaxcyte, Inc.(a)	7,730	278,435
Vertex Pharmaceuticals, Inc.(a)	12,835	5,026,699
Viking Therapeutics, Inc.(a)	9,491	249,423
Vir Biotechnology, Inc.(a)	20,570	117,455
Voyager Therapeutics, Inc.(a)	32,205	150,397
Zealand Pharma A/S(a)	7,367	543,280
		134,339,644
Health Care Equipment & Supplies — 28.0%
Abbott Laboratories(b)	231,527	31,010,726
Alcon AG(c)	5,895	439,236
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.	38,538	$ 7,213,158
Boston Scientific Corp.(a)(b)	215,674	21,056,253
Cooper Cos., Inc.(a)	27,416	1,879,641
Dexcom, Inc.(a)	38,114	2,564,691
Edwards Lifesciences Corp.(a)	205,137	15,953,505
EXO Imaging, Inc., (Acquired 06/24/21, Cost: $595,999)(a)(d)(e)	1,017	366
GE HealthCare Technologies, Inc.(a)	21,440	1,610,144
Glaukos Corp.(a)	7,815	637,313
Hologic, Inc.(a)	12,498	843,490
IDEXX Laboratories, Inc.(a)	6,922	4,422,397
Inspire Medical Systems, Inc.(a)	4,705	349,111
Insulet Corp.(a)	8,004	2,471,075
Intuitive Surgical, Inc.(a)	30,454	13,619,942
Medtronic PLC	187,946	17,899,977
Novocure Ltd.(a)	51,195	661,439
Nucleix Ltd., (Acquired 04/10/24, Cost: $200,000)(a)(d)(e)	200	148,540
Nyxoah SA(a)(c)	29,870	137,402
Orchestra BioMed Holdings, Inc.(a)(c)	18,076	44,829
Penumbra, Inc.(a)	11,896	3,013,495
STERIS PLC	6,027	1,491,321
Stryker Corp.	48,820	18,047,289
		145,515,340
Health Care Providers & Services — 13.2%
Cencora, Inc.	26,637	8,324,861
Centene Corp.(a)	49,135	1,753,137
Cigna Group	9,313	2,684,472
CVS Health Corp.	32,565	2,455,075
Elevance Health, Inc.	7,850	2,536,492
Guardant Health, Inc.(a)	31,531	1,970,057
HCA Healthcare, Inc.	12,565	5,355,203
Labcorp Holdings, Inc.	20,462	5,873,822
McKesson Corp.	11,805	9,119,835
Quest Diagnostics, Inc.	24,219	4,615,657
Tenet Healthcare Corp.(a)	9,500	1,928,880
UnitedHealth Group, Inc.(b)	63,340	21,871,302
		68,488,793
Health Care Technology(a) — 0.5%
Carbon Health Technologies, Inc., (Acquired 05/28/25, Cost: $972,000)(d)(e)	146,332	1,463
HeartFlow, Inc.	1,890	63,618
Veeva Systems, Inc., Class A	8,920	2,657,357
		2,722,438
Life Sciences Tools & Services — 9.3%
Agilent Technologies, Inc.	37,005	4,749,592
Bio-Rad Laboratories, Inc., Class A(a)	2,236	626,952
Bio-Techne Corp.	17,518	974,526
Bruker Corp.	44,389	1,442,199
Charles River Laboratories International, Inc.(a)	5,060	791,688
Danaher Corp.	44,278	8,778,556
Illumina, Inc.(a)	13,625	1,293,966
IQVIA Holdings, Inc.(a)	16,167	3,070,760
Mettler-Toledo International, Inc.(a)	635	779,532
Repligen Corp.(a)	12,836	1,715,788
Thermo Fisher Scientific, Inc.	37,523	18,199,406
Waters Corp.(a)	10,495	3,146,506
West Pharmaceutical Services, Inc.	10,207	2,677,602
		48,247,073
Pharmaceuticals — 22.5%
AstraZeneca PLC	32,707	5,010,745
Bristol-Myers Squibb Co.	97,755	4,408,751

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Daiichi Sankyo Co. Ltd.	62,300	$ 1,401,762
Edgewise Therapeutics, Inc.(a)	22,836	370,400
Elanco Animal Health, Inc.(a)	42,100	847,894
Eli Lilly & Co.(b)	53,254	40,632,802
Galderma Group AG	13,599	2,404,306
Johnson & Johnson	230,823	42,799,201
LB Pharmaceuticals, Inc.(a)(c)	48,308	762,783
MBX Biosciences, Inc.(a)	29,168	510,440
Merck & Co., Inc.(b)	88,682	7,443,080
Pfizer, Inc.	106,328	2,709,237
Teva Pharmaceutical Industries Ltd., ADR(a)	243,163	4,911,893
UCB SA	10,073	2,811,726
WaVe Life Sciences Ltd.(a)	24,727	181,002
		117,206,022
Total Common Stocks — 99.3% (Cost: $337,049,669)		516,519,310

	Benefical Interest (000)
Other Interests
Biotechnology — 0.0%
Affinivax, Inc., (Acquired 08/18/22, Cost: $ —)(d)(e)(f)	$6	62,677
Health Care Providers & Services — 0.0%
Afferent Pharmaceuticals, Inc., (Acquired 09/30/15, Cost: $ —)(d)(e)(f)	190	2
Total Other Interests — 0.0% (Cost: $ — )		62,679

	Shares
Preferred Securities
Preferred Stocks — 0.6%(a)(d)(e)
Biotechnology — 0.4%
Adarx Pharamaceuticals, Inc., Series C, (Acquired 08/02/23, Cost: $440,003)	52,885	628,803
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $265,002)	44,167	90,542
Genesis Therapeutics, Inc., Series B, (Acquired 08/10/23, Cost: $292,001)	57,170	316,722
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $224,200)	190,000	76,000
Kartos Therapeutics, Inc.
Series C, (Acquired 08/22/23, Cost: $485,124)	85,817	487,440
Series D, (Acquired 02/19/25, Cost: $133,467)	23,610	134,105
Laronde, Inc., Series B, (Acquired 07/28/21, Cost: $590,800)	21,100	512,730
		2,246,342
Health Care Equipment & Supplies — 0.1%
EXO Imaging, Inc., Series D, (Acquired 07/24/24, Cost: $28,863)	47,496	35,147
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $1,070,001)	367,395	224,111
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Quanta Dialysis Technologies Ltd., Series D, (Acquired 06/18/21, Cost: $515,759)	4,243,029	$ 302,442
Swift Health Systems, Inc., Series D, (Acquired 08/27/21, Cost: $286,998)	93	206
		561,906
Pharmaceuticals — 0.1%
Insitro, Inc., Series C, (Acquired 03/10/21, Cost: $560,000)	30,616	280,443
		3,088,691
Total Preferred Securities — 0.6% (Cost: $4,892,218)		3,088,691
Rights
Biotechnology(e) — 0.0%
Blueprint Medicines Corp., CVR	15,552	15,085
Korro Bio, Inc., CVR	28,060	—
Mirati Therapeutics, Inc. CVR	15,747	12,283
		27,368
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(e)	14,359	32,308
Total Rights — 0.0% (Cost: $32,823)		59,676
Warrants
Pharmaceuticals — 0.0%
Nuvation Bio, Inc., (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)(a)	4,050	818
Total Warrants — 0.0% (Cost: $8,057)		818
Total Long-Term Investments — 99.9% (Cost: $341,982,767)		519,731,174
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(g)(h)(i)	962,199	962,680
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(g)(h)	7,130,620	7,130,620
Total Short-Term Securities — 1.6% (Cost: $8,093,364)		8,093,300
Total Investments Before Options Written — 101.5% (Cost: $350,076,131)		527,824,474
Options Written — (1.3)% (Premiums Received: $(4,866,731))		(6,446,061)
Total Investments, Net of Options Written — 100.2% (Cost: $345,209,400)		521,378,413
Liabilities in Excess of Other Assets — (0.2)%		(996,276)
Net Assets — 100.0%		$ 520,382,137

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Health Sciences Trust (BME)

(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $3,482,179, representing 0.7% of its net assets as of period end, and an original cost of $6,827,217.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 277,709	$ 685,380 (a)	$ —	$ (329)	$ (80)	$ 962,680	962,199	$ 7,582 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	26,275,044	—	(19,144,424)(a)	—	—	7,130,620	7,130,620	608,395	—
				$ (329)	$ (80)	$ 8,093,300		$ 615,977	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Eli Lilly & Co.	63	10/03/25	USD	740.00	USD	4,807	$ (160,807)
Johnson & Johnson	417	10/03/25	USD	180.00	USD	7,732	(237,690)
Teva Pharmaceutical Industries Ltd., ADR	462	10/03/25	USD	19.50	USD	933	(41,811)
Abbott Laboratories	246	10/10/25	USD	136.00	USD	3,295	(27,921)
Boston Scientific Corp.	290	10/10/25	USD	108.00	USD	2,831	(14,500)
Dexcom, Inc.	42	10/10/25	USD	85.00	USD	283	(2,310)
Medtronic PLC	69	10/10/25	USD	94.00	USD	657	(15,353)
Pfizer, Inc.	106	10/10/25	USD	25.50	USD	270	(5,194)
AbbVie, Inc.	248	10/17/25	USD	210.00	USD	5,742	(542,500)
Agilent Technologies, Inc.	70	10/17/25	USD	130.00	USD	898	(19,775)
Agilent Technologies, Inc.	70	10/17/25	USD	135.00	USD	898	(7,350)
Alcon AG	22	10/17/25	USD	80.00	USD	164	(440)
Alkermes PLC	48	10/17/25	USD	29.00	USD	144	(8,280)
Alnylam Pharmaceuticals, Inc.	50	10/17/25	USD	470.00	USD	2,280	(41,750)
Alnylam Pharmaceuticals, Inc.	68	10/17/25	USD	490.00	USD	3,101	(21,930)
Arcellx, Inc.	62	10/17/25	USD	75.00	USD	509	(50,530)
Argenx SE, ADR	21	10/17/25	USD	760.00	USD	1,549	(25,725)
Beam Therapeutics, Inc.	26	10/17/25	USD	19.96	USD	63	(11,785)
Becton Dickinson & Co.	146	10/17/25	USD	195.00	USD	2,733	(18,615)
Biogen, Inc.	74	10/17/25	USD	150.00	USD	1,037	(9,250)
Biohaven Ltd.	35	10/17/25	USD	22.50	USD	53	(2,100)
Biohaven Ltd.	35	10/17/25	USD	20.00	USD	53	(3,150)
BioMarin Pharmaceutical, Inc.	75	10/17/25	USD	62.50	USD	406	(938)
BioMarin Pharmaceutical, Inc.	40	10/17/25	USD	57.50	USD	217	(2,900)
BioNTech SE, ADR	14	10/17/25	USD	105.00	USD	138	(1,610)
Boston Scientific Corp.	140	10/17/25	USD	105.00	USD	1,367	(2,800)
Bruker Corp.	100	10/17/25	USD	40.00	USD	325	(1,500)
Bruker Corp.	68	10/17/25	USD	35.00	USD	221	(5,440)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Cooper Cos., Inc.	104	10/17/25	USD	70.00	USD	713	$ (14,040)
CVS Health Corp.	22	10/17/25	USD	75.00	USD	166	(5,841)
Danaher Corp.	60	10/17/25	USD	200.00	USD	1,190	(30,600)
Denali Therapeutics, Inc.	77	10/17/25	USD	14.19	USD	112	(6,394)
Edwards Lifesciences Corp.	394	10/17/25	USD	77.50	USD	3,064	(70,920)
Elevance Health, Inc.	32	10/17/25	USD	340.00	USD	1,034	(16,000)
Elevance Health, Inc.	16	10/17/25	USD	360.00	USD	517	(2,720)
Exact Sciences Corp.	56	10/17/25	USD	52.50	USD	306	(20,160)
Exelixis, Inc.	103	10/17/25	USD	41.00	USD	425	(13,133)
GE HealthCare Technologies, Inc.	43	10/17/25	USD	75.00	USD	323	(9,138)
Glaukos Corp.	29	10/17/25	USD	90.00	USD	236	(1,885)
Guardant Health, Inc.	71	10/17/25	USD	60.00	USD	444	(31,240)
HCA Healthcare, Inc.	47	10/17/25	USD	405.00	USD	2,003	(119,145)
Illumina, Inc.	51	10/17/25	USD	105.00	USD	484	(3,953)
Incyte Corp.	69	10/17/25	USD	90.00	USD	585	(5,003)
Insmed, Inc.	86	10/17/25	USD	125.00	USD	1,238	(179,310)
Insmed, Inc.	113	10/17/25	USD	150.00	USD	1,627	(32,487)
Inspire Medical Systems, Inc.	17	10/17/25	USD	90.00	USD	126	(935)
Insulet Corp.	30	10/17/25	USD	350.00	USD	926	(10,500)
Intuitive Surgical, Inc.	115	10/17/25	USD	465.00	USD	5,143	(65,550)
Ionis Pharmaceuticals, Inc.	58	10/17/25	USD	65.01	USD	379	(22,623)
IQVIA Holdings, Inc.	61	10/17/25	USD	195.00	USD	1,159	(18,758)
Johnson & Johnson	460	10/17/25	USD	180.00	USD	8,529	(324,300)
Kymera Therapeutics, Inc.	18	10/17/25	USD	55.00	USD	102	(7,830)
Labcorp Holdings, Inc.	67	10/17/25	USD	270.00	USD	1,923	(124,620)
Labcorp Holdings, Inc.	5	10/17/25	USD	290.00	USD	144	(1,950)
Medtronic PLC	99	10/17/25	USD	95.00	USD	943	(17,919)
Mettler-Toledo International, Inc.	2	10/17/25	USD	1,360.00	USD	246	(960)
Mettler-Toledo International, Inc.	2	10/17/25	USD	1,310.00	USD	246	(955)
Moderna, Inc.	123	10/17/25	USD	26.00	USD	318	(20,295)
Natera, Inc.	43	10/17/25	USD	170.00	USD	692	(10,965)
Neurocrine Biosciences, Inc.	19	10/17/25	USD	135.00	USD	267	(13,870)
Neurocrine Biosciences, Inc.	24	10/17/25	USD	150.00	USD	337	(1,800)
Novocure Ltd.	194	10/17/25	USD	15.00	USD	251	(3,395)
Protagonist Therapeutics, Inc.	43	10/17/25	USD	60.00	USD	286	(32,250)
PTC Therapeutics, Inc.	83	10/17/25	USD	65.00	USD	509	(10,168)
Regeneron Pharmaceuticals, Inc.	16	10/17/25	USD	615.00	USD	900	(4,080)
Repligen Corp.	36	10/17/25	USD	135.00	USD	481	(16,380)
Rhythm Pharmaceuticals, Inc.	103	10/17/25	USD	95.00	USD	1,040	(88,580)
Rhythm Pharmaceuticals, Inc.	106	10/17/25	USD	105.00	USD	1,070	(28,090)
Scholar Rock Holding Corp.	29	10/17/25	USD	40.00	USD	108	(3,770)
STERIS PLC	4	10/17/25	USD	260.00	USD	99	(620)
Stoke Therapeutics, Inc.	263	10/17/25	USD	25.00	USD	618	(26,300)
Stryker Corp.	185	10/17/25	USD	390.00	USD	6,839	(23,125)
Summit Therapeutics, Inc.	69	10/17/25	USD	21.00	USD	143	(8,280)
Thermo Fisher Scientific, Inc.	44	10/17/25	USD	500.00	USD	2,134	(35,200)
United Therapeutics Corp.	15	10/17/25	USD	410.00	USD	629	(22,650)
UnitedHealth Group, Inc.	227	10/17/25	USD	360.00	USD	7,838	(125,985)
Veeva Systems, Inc., Class A	33	10/17/25	USD	280.00	USD	983	(69,300)
Vertex Pharmaceuticals, Inc.	24	10/17/25	USD	430.00	USD	940	(1,740)
Vertex Pharmaceuticals, Inc.	24	10/17/25	USD	397.50	USD	940	(17,040)
Waters Corp.	48	10/17/25	USD	310.00	USD	1,439	(19,320)
WaVe Life Sciences Ltd.	55	10/17/25	USD	8.50	USD	40	(1,055)
WaVe Life Sciences Ltd.	38	10/17/25	USD	7.50	USD	28	(2,660)
Abbott Laboratories	220	10/24/25	USD	138.00	USD	2,947	(45,540)
Amgen, Inc.	99	10/24/25	USD	290.00	USD	2,794	(41,085)
Biogen, Inc.	36	10/24/25	USD	149.00	USD	504	(7,020)
Boston Scientific Corp.	281	10/24/25	USD	106.00	USD	2,743	(20,372)
CVS Health Corp.	101	10/24/25	USD	77.00	USD	761	(19,392)
GE HealthCare Technologies, Inc.	38	10/24/25	USD	77.00	USD	285	(5,890)
Medtronic PLC	222	10/24/25	USD	96.00	USD	2,114	(36,852)
Merck & Co., Inc.	60	10/24/25	USD	87.00	USD	504	(7,920)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Health Sciences Trust (BME)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Merck & Co., Inc.	276	10/24/25	USD	81.00	USD	2,316	$ (120,750)
Pfizer, Inc.	105	10/24/25	USD	25.00	USD	268	(10,290)
Regeneron Pharmaceuticals, Inc.	17	10/24/25	USD	620.00	USD	956	(7,905)
Teva Pharmaceutical Industries Ltd., ADR	462	10/24/25	USD	20.50	USD	933	(35,574)
Abbott Laboratories	413	10/31/25	USD	134.00	USD	5,532	(162,102)
AbbVie, Inc.	156	10/31/25	USD	230.00	USD	3,612	(109,590)
Danaher Corp.	108	10/31/25	USD	200.00	USD	2,141	(96,120)
Eli Lilly & Co.	81	10/31/25	USD	775.00	USD	6,180	(262,440)
Exact Sciences Corp.	132	10/31/25	USD	54.00	USD	722	(45,540)
Gilead Sciences, Inc.	341	10/31/25	USD	116.00	USD	3,785	(81,328)
McKesson Corp.	44	10/31/25	USD	710.00	USD	3,399	(302,500)
Pfizer, Inc.	385	10/31/25	USD	25.50	USD	981	(30,415)
Viking Therapeutics, Inc.	36	10/31/25	USD	30.00	USD	95	(4,860)
Cencora, Inc.	39	11/04/25	USD	301.00	USD	1,219	(79,854)
Charles River Laboratories International, Inc.	19	11/04/25	USD	162.00	USD	297	(12,086)
Amgen, Inc.	127	11/07/25	USD	285.00	USD	3,584	(125,095)
Bridgebio Pharma, Inc.	70	11/07/25	USD	55.00	USD	364	(23,881)
Bristol-Myers Squibb Co.	372	11/07/25	USD	45.00	USD	1,678	(53,010)
Dexcom, Inc.	102	11/07/25	USD	77.00	USD	686	(16,320)
Disc Medicine, Inc.	29	11/07/25	USD	65.00	USD	192	(15,521)
Eli Lilly & Co.	58	11/07/25	USD	760.00	USD	4,425	(242,585)
Incyte Corp.	55	11/07/25	USD	86.25	USD	466	(19,372)
Medtronic PLC	324	11/07/25	USD	95.00	USD	3,086	(91,368)
Protagonist Therapeutics, Inc.	81	11/07/25	USD	65.86	USD	538	(45,895)
Repligen Corp.	12	11/07/25	USD	130.00	USD	160	(12,669)
STERIS PLC	18	11/07/25	USD	252.10	USD	445	(11,071)
IDEXX Laboratories, Inc.	26	11/10/25	USD	643.00	USD	1,661	(78,874)
Boston Scientific Corp.	163	11/21/25	USD	110.00	USD	1,591	(10,595)
Edwards Lifesciences Corp.	385	11/21/25	USD	80.00	USD	2,994	(116,462)
Guardant Health, Inc.	48	11/21/25	USD	60.00	USD	300	(34,320)
Labcorp Holdings, Inc.	5	11/21/25	USD	280.00	USD	144	(7,550)
							$ (5,479,754)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cencora, Inc.	Barclays Bank PLC	6,200	10/01/25	USD	303.98	USD	1,938	$ (53,501)
Zealand Pharma A/S	Bank of America N.A.	2,700	10/09/25	DKK	354.79	DKK	1,266	(45,208)
Galderma Group AG	Goldman Sachs International	3,900	10/16/25	CHF	141.68	CHF	549	(8,666)
UCB SA	Bank of America N.A.	3,800	10/21/25	EUR	215.37	EUR	903	(95,519)
Galderma Group AG	UBS AG	1,200	10/22/25	CHF	148.09	CHF	169	(1,974)
AstraZeneca PLC	Barclays Bank PLC	9,100	10/28/25	GBP	115.28	GBP	1,037	(22,673)
AstraZeneca PLC	Bank of America N.A.	3,300	11/04/25	GBP	114.83	GBP	376	(10,668)
Daiichi Sankyo Co. Ltd.	UBS AG	23,600	11/05/25	JPY	3,561.94	JPY	78,528	(7,782)
Beam Therapeutics, Inc.	Morgan Stanley & Co. International PLC	3,000	11/06/25	USD	26.29	USD	73	(4,564)
Penumbra, Inc.	Morgan Stanley & Co. International PLC	4,500	11/06/25	USD	261.88	USD	1,140	(48,205)
Ascendis Pharma A/S, ADR	Barclays Bank PLC	3,700	11/07/25	USD	204.97	USD	736	(33,218)
Bio-Techne Corp.	BNP Paribas SA	6,600	11/07/25	USD	55.83	USD	367	(21,297)
Merus NV	Morgan Stanley & Co. International PLC	7,000	11/07/25	USD	69.28	USD	659	(176,380)
Natera, Inc.	Morgan Stanley & Co. International PLC	300	11/07/25	USD	179.01	USD	48	(1,321)
Nuvalent, Inc., Class A	Morgan Stanley & Co. International PLC	11,100	11/07/25	USD	80.43	USD	960	(130,649)
Quest Diagnostics, Inc.	Barclays Bank PLC	9,200	11/07/25	USD	190.24	USD	1,753	(56,233)
Thermo Fisher Scientific, Inc.	Bank of America N.A.	9,800	11/07/25	USD	490.78	USD	4,753	(186,436)
West Pharmaceutical Services, Inc.	Barclays Bank PLC	3,800	11/07/25	USD	260.59	USD	997	(62,013)
								$ (966,307)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Health Sciences Trust (BME)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 133,615,924	$ 723,720	$ —	$ 134,339,644
Health Care Equipment & Supplies	145,366,434	—	148,906	145,515,340
Health Care Providers & Services	68,488,793	—	—	68,488,793
Health Care Technology	2,720,975	—	1,463	2,722,438
Life Sciences Tools & Services	48,247,073	—	—	48,247,073
Pharmaceuticals	105,577,483	11,628,539	—	117,206,022
Other Interests	—	—	62,679	62,679
Preferred Securities
Preferred Stocks	—	—	3,088,691	3,088,691
Rights	—	—	59,676	59,676
Warrants	818	—	—	818
Short-Term Securities
Money Market Funds	8,093,300	—	—	8,093,300
	$512,110,800	$12,352,259	$3,361,415	$527,824,474
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (5,138,674)	$ (1,307,387)	$ —	$ (6,446,061)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right
Schedule of Investments